Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses
Schedule of research and development expenses

	For the Year Ended December 31,
	2022	2023	2024
Employee compensation	6,684,971	8,998,415	8,829,163
Design and development expenses	3,276,915	3,019,403	2,561,769
Depreciation and amortization expenses	333,097	720,737	991,074
Rental and related expenses	193,132	273,493	250,597
Travel and entertainment expenses	111,531	135,891	82,955
Others	236,615	283,460	321,746
Total	10,836,261	13,431,399	13,037,304